Condensed Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, net of allowance (in Dollars and Yuan Renminbi) | ¥	¥ 26,550		¥ 26,158
Class A Ordinary Shares
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, issued	3,901,106		3,896,916
Ordinary shares, outstanding	3,901,106		3,896,916
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.002
Class B Ordinary Shares
Ordinary shares, shares authorized	5,000,000		5,000,000
Ordinary shares, issued	472,622		472,622
Ordinary shares, outstanding	472,622		472,622
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.002